Note 7 - Stock-Based Compensation Expense (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense					$ 1,074,957	$ 902,074
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 342,156		$ 342,156		$ 554,592
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 1 month 6 days		1 year 6 months
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-Based Payment Arrangement, Expense	0	$ 43,500	$ 54,167	$ 61,500
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	$ 101,640	$ 226,013	$ 205,209	$ 454,052	$ 855,124	$ 773,377